UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02688
Name of Fund:
BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2024
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock High Yield Municipal Fund
Institutional Shares | MAYHX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20(a)	0.58%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 0.86%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.20%	1.96%	3.83%
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%
On September 13, 2024, the Fund’s Board approved to change the Fund’s fiscal year end from June 30 to October 31. The Institutional Shares’ total return is 0.86% for the period from July 1, 2024 to October 31, 2024.
The High Yield Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond Rated Baa Index (20%), Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (60%) and Bloomberg Municipal Investment Grade ex BBB (20%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Yield Municipal Fund
Institutional Shares | MAYHX
Annual Shareholder Report — October 31, 2024
MAYHX-10/24-AR

BlackRock High Yield Municipal Fund
Investor A Shares | MDYHX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$28(a)	0.83%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 0.78%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.95%	1.73%	3.57%
Investor A Shares (with sales charge)	13.89	0.85	3.12
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On September 13, 2024, the Fund’s Board approved to change the Fund’s fiscal year end from June 30 to October 31. The Investor A Shares’ total return is 0.78% for the period from July 1, 2024 to October 31, 2024.
The High Yield Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond Rated Baa Index (20%), Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (60%) and Bloomberg Municipal Investment Grade ex BBB (20%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Yield Municipal Fund
Investor A Shares | MDYHX
Annual Shareholder Report — October 31, 2024
MDYHX-10/24-AR

BlackRock High Yield Municipal Fund
Investor C Shares | MCYHX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$53(a)	1.58%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Investor C Shares returned 0.42%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	17.88%	0.95%	2.94%
Investor C Shares (with sales charge)	16.88	0.95	2.94
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
On September 13, 2024, the Fund’s Board approved to change the Fund’s fiscal year end from June 30 to October 31. The Investor C Shares’ total return is 0.42% for the period from July 1, 2024 to October 31, 2024.
The High Yield Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond Rated Baa Index (20%), Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (60%) and Bloomberg Municipal Investment Grade ex BBB (20%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Yield Municipal Fund
Investor C Shares | MCYHX
Annual Shareholder Report — October 31, 2024
MCYHX-10/24-AR

BlackRock High Yield Municipal Fund
Class K Shares | MKYHX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18(a)	0.53%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 0.88%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.27%	2.01%	3.86%
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%
On September 13, 2024, the Fund’s Board approved to change the Fund’s fiscal year end from June 30 to October 31. The Class K Shares’ total return is 0.88% for the period from July 1, 2024 to October 31, 2024.
The High Yield Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond Rated Baa Index (20%), Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (60%) and Bloomberg Municipal Investment Grade ex BBB (20%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Yield Municipal Fund
Class K Shares | MKYHX
Annual Shareholder Report — October 31, 2024
MKYHX-10/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[4]
Entity Name	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End
BlackRock High Yield Municipal Fund	$74,576	$39,576	$0	$44	$15,080	$16,900	$407	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End[3]	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[4]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 The registrant changed its fiscal year end from June 30 to October 31 effective October 31, 2024 whereby this fiscal year consists of the three months ended October 31, 2024.

4 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

2

Entity Name	Current Fiscal Year End[1]	Previous Fiscal Year End
BlackRock High Yield Municipal Fund	$15,487	$16,944

1 The registrant changed its fiscal year end from June 30 to October 31 effective October 31, 2024 whereby this fiscal year consists of the three months ended October 31, 2024.

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Entity Name	Current Fiscal Year End[1]	Previous Fiscal Year End
BlackRock High Yield Municipal Fund	$2,149,000	$2,154,000

1 The registrant changed its fiscal year end from June 30 to October 31 effective October 31, 2024 whereby this fiscal year consists of the three months ended October 31, 2024.

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

October 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Municipal Bond Fund, Inc.
• BlackRock High Yield Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Fund with economic benefits in periods of declining short-term interest rates but expose the Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock High Yield Municipal Fund
The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.5%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,770	$ 5,091,624
Series A, 5.25%, 05/01/55	2,180	2,360,507
Series C-1, 5.25%, 02/01/53	13,790	14,611,770
Series F, 5.50%, 11/01/53	1,825	1,935,526
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	920	858,944
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,230	2,376,733
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	2,065	2,225,377
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	5,620	6,220,042
MidCity Improvement District, SAB
4.25%, 11/01/32	350	325,251
4.50%, 11/01/42	745	633,554
4.75%, 11/01/49	795	660,863
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	11,890	12,075,377
Southeast Energy Authority A Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)	20,435	21,313,473
Sumter County Industrial Development Authority, RB, AMT, Sustainability Bonds, 6.00%, 07/15/52(a)	203	52,803
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	1,120,919
		71,862,763
Arizona — 2.1%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	4,495	4,612,373
Series A, 5.00%, 12/15/39	150	150,297
Series A, 5.00%, 07/01/49	1,440	1,351,932
Series A, 5.00%, 07/01/54	1,110	1,029,066
Series B, 5.13%, 07/01/47	420	410,956
Series B, 5.25%, 07/01/51	570	564,562
Sustainability Bonds, 5.00%, 07/01/45	1,135	1,067,755
Sustainability Bonds, 5.00%, 07/01/55	1,215	1,106,234
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	325	326,013
Series A, 5.50%, 07/01/52	2,970	2,909,297
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	258,419
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	669,313
5.25%, 07/01/49	870	790,965
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	6,995	5,863,871
5.00%, 07/01/56	1,255	1,183,724
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,331,588
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(b)	1,255	1,183,929
5.50%, 10/01/51(b)	1,255	1,124,550
Series A, 3.00%, 09/01/51	2,995	2,211,234
AMT, 4.00%, 10/15/47(b)	675	597,702
Security	Par (000)	Value
Arizona (continued)
Sierra Vista Industrial Development Authority, RB(b)
5.00%, 06/15/34	$150	$ 154,870
5.38%, 06/15/34	325	324,961
5.00%, 06/15/44	1,340	1,341,563
6.00%, 06/15/44	545	538,782
5.00%, 06/15/54	1,485	1,453,042
6.30%, 06/15/54	890	889,267
		33,446,265
Arkansas — 2.8%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	14,525	14,085,510
AMT, 4.75%, 09/01/49(b)	14,255	13,979,299
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,700	8,573,741
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,120,033
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	5,100	5,609,310
		44,367,893
California — 5.4%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	30,355	31,270,572
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,358,160
California Municipal Finance Authority, RB(b)
6.00%, 08/01/44	655	628,177
6.13%, 08/01/49	570	546,453
Series A, 5.00%, 05/01/34	300	305,262
Series A, 5.50%, 05/01/44	350	353,764
Series A, 5.75%, 05/01/54	435	439,387
Series A, 5.88%, 05/01/59	190	195,249
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	340,996
Series A, 5.00%, 09/01/49	675	697,640
Series A, 5.00%, 09/01/54	345	358,001
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(c)	65,000	3,865,271
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,596,456
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	5,550	3,835,271
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,837,142
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	4,645	2,931,501
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	2,380	1,582,159
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,321,634
Sustainability Bonds, 4.00%, 07/01/58	1,405	972,288
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	1,049,609
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	112,065	12,080,289
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	4,420	1,968,255
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	10,695	4,948,234
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	1,030	1,050,066
Series A, 5.00%, 09/01/54	200	202,415

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	$1,965	$ 1,726,011
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,155	834,734
		86,294,996
Colorado — 4.2%
Aurora Crossroads Metropolitan District No. 2, GOL
Series A, 5.00%, 12/01/40	1,000	1,003,535
Series A, 5.00%, 12/01/50	500	480,955
Aviation Station North Metropolitan District No. 2, GOL, Series A, 5.00%, 12/01/39	750	750,260
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	2,335	1,883,593
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54	1,780	1,787,551
Canyons Metropolitan District No 5 Refunding GOL, Series B, 6.50%, 12/01/54	1,625	1,674,837
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,612,230
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	790,391
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	3,225	3,000,497
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	805	765,726
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	856,072
5.25%, 11/01/52	1,630	1,733,754
Series A, 5.00%, 05/15/35	1,255	1,036,338
Series A, 5.00%, 05/15/44	1,415	1,022,016
Series A, 5.00%, 05/15/49	2,175	1,477,795
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,260	1,199,417
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,432,285
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	2,000	2,034,550
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	2,615	2,641,334
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,345	2,291,352
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(b)	1,675	1,225,705
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	580	529,252
Series A-2, 4.38%, 12/01/47	1,000	901,402
Karl’s Farm Metropolitan District No. 2, GOL(b)(e)
Series A, 5.38%, 09/01/25	515	539,611
Series A, 5.63%, 09/01/25	1,350	1,417,267
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,423,478
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(b)	5,000	4,954,222
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,132,492
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	744,640
Security	Par (000)	Value
Colorado (continued)
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	$1,000	$ 1,006,690
Palisade Metropolitan District No. 2, GOL, Subordinate, 7.25%, 12/15/49	2,825	2,675,837
Pomponio Terrace Metropolitan District, GOL, Series A, 5.00%, 12/01/49	1,442	1,381,740
Poudre Heights Valley Metropolitan District, GOL, Series A, 5.50%, 12/01/54(b)	975	931,344
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,238	1,239,017
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,045	2,062,987
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,484	1,134,377
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	661,165
6.38%, 12/01/54	1,000	1,014,178
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,477,468
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(b)(d)	2,700	1,934,191
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	708	710,288
Timberleaf Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,730	1,651,377
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,365,630
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	800	796,347
Wild Plum Metropolitan District, GOL, Series A, 5.00%, 12/01/24(e)	595	613,556
		65,998,749
Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45(b)	845	757,296
Series A, 5.00%, 01/01/55(b)	1,500	1,259,510
Series A, Sustainability Bonds, 5.38%, 07/01/54	2,915	2,980,329
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	10,290	10,276,093
		15,273,228
Delaware — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)	3,617	3,525,054
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	1,000,056
Town of Bridgeville Delaware, ST(b)
5.25%, 07/01/44	135	141,941
5.63%, 07/01/53	315	333,758
Town of Milton Delaware, ST(b)
5.70%, 09/01/44	600	605,646
5.95%, 09/01/53	1,000	1,015,470
		6,621,925
District of Columbia — 1.5%
District of Columbia Tobacco Settlement Financing Corp., RB(c)
Series B, 0.00%, 06/15/46	43,620	9,715,999
Series C, 0.00%, 06/15/55	57,200	5,582,738
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	$325	$ 331,673
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	1,000,187
District of Columbia, Refunding RB, 5.00%, 06/01/46	2,205	2,211,095
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(c)	3,005	2,462,015
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,007,912
		23,311,619
Florida — 14.2%
Antillia Community Development District, SAB
5.00%, 05/01/31	250	253,076
5.60%, 05/01/44	570	585,123
Avenir Community Development District, SAB, 4.75%, 11/01/50(b)	2,510	2,441,564
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,542,471
Series 2022, 5.00%, 05/01/53	1,175	1,089,000
Bella Collina Community Development District, SAB
5.00%, 05/01/44	180	174,688
5.30%, 05/01/55	550	532,830
Berry Bay II Community Development District, SAB
Series 2024, 5.20%, 05/01/44	550	534,294
Series 2024, 5.45%, 05/01/54	255	244,413
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,090	1,080,812
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	4,040	3,268,208
4.00%, 11/15/55	5,960	4,256,375
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	400	395,811
5.88%, 05/01/54	975	953,815
Series 2022, 5.63%, 05/01/42	740	775,218
Series 2022, 5.75%, 05/01/52	495	513,834
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	2,755	2,801,987
Capital Projects Finance Authority, RB(b)
6.13%, 06/15/44	210	214,632
6.50%, 06/15/54	275	284,250
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,110	2,116,042
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,215,994
4.88%, 06/15/56(b)	6,670	5,079,946
Series A, 5.00%, 06/15/49(b)	500	464,003
Series A, 5.00%, 12/15/49	975	949,522
Series A, 5.75%, 06/01/54(b)	1,925	1,617,377
Series A, 5.00%, 12/15/54	1,050	1,011,160
Series B, 0.00%, 01/01/35(c)	3,135	1,691,032
Series B, 0.00%, 01/01/60(c)	64,500	5,107,113
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	41,470	3,048,751
Capital Trust Authority, RB(b)
5.00%, 07/01/44	680	669,290
5.25%, 07/01/54	1,190	1,164,170
Security	Par (000)	Value
Florida (continued)
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34	$1,180	$ 1,179,981
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	745,307
6.00%, 05/01/54	650	661,028
Charles Cove Community Development District, SAB, 4.38%, 05/01/50	1,505	1,314,920
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(b)	3,040	2,987,260
City of Tampa Florida, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	90	90,057
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	370	8,788
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	545	553,588
County of Lake Florida, RB, 5.00%, 01/15/49(b)	825	788,470
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/48	5,125	1,602,453
Series A-2, 0.00%, 10/01/49	1,770	523,709
Crossings Community Development District, SAB, 5.60%, 05/01/54	530	532,613
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	385,988
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	3,815	3,916,746
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	639,680
Series A-1, 4.60%, 05/01/52	1,090	953,198
Series A-2, 4.40%, 05/01/32	2,200	2,110,897
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	7,393,247
4.00%, 08/15/50	6,530	5,614,203
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	2,830	2,613,714
6.50%, 06/30/57(b)(f)(g)	1,002	707,443
Series A, 5.75%, 06/15/29(b)	695	695,506
Series A, 6.00%, 06/15/34(b)	835	835,556
Series A, 4.00%, 06/15/52	2,875	2,444,274
Series A, 5.00%, 06/15/56	1,525	1,524,740
Series A, 5.13%, 06/15/55(b)	10,455	9,120,069
Series B, 4.50%, 12/15/56(b)	5,945	4,405,850
Series C, 5.75%, 12/15/56(b)	2,030	1,671,525
AMT, 5.00%, 05/01/29(b)	3,550	3,607,287
AMT, 6.13%, 07/01/32(a)(b)	5,000	5,123,670
Class A, AMT, 4.38%, 10/01/54(a)(b)	2,275	2,270,329
Class A, AMT, 8.25%, 07/01/57(a)(b)	4,000	4,076,947
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/46(b)	1,700	1,347,333
Series A, 4.00%, 06/01/55(b)	2,750	2,003,054
AMT, 12.00%, 07/15/32(a)(b)	10,860	11,372,333
AMT, (AGM), 5.25%, 07/01/53	12,075	12,535,991
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	196,090
Series 1, 5.38%, 05/01/44	305	308,008
Series 1, 5.65%, 05/01/54	525	529,433
Series 2, 5.00%, 05/01/31	270	270,407

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Gardens at Hammock Beach Community Development District, SAB (continued)
Series 2, 5.60%, 05/01/44	$995	$ 996,132
Series 2, 5.88%, 05/01/55	360	356,083
Golden Gem Community Development District, SAB
5.15%, 05/01/31	535	540,200
5.70%, 05/01/44	2,900	2,943,457
6.00%, 05/01/55	1,010	1,027,141
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	843,416
4.50%, 05/01/52	1,015	894,257
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	125	127,404
6.15%, 05/01/54	865	883,954
Hills of Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	933,349
4.00%, 05/01/50	1,500	1,257,039
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	649,936
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	290	290,965
Series A, 5.35%, 05/01/44	425	428,386
Series A, 5.63%, 05/01/55	690	693,595
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	355	356,192
Series A, 5.30%, 05/01/44	425	426,815
Series A, 5.60%, 05/01/55	695	697,354
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	1,000	1,061,456
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	175	176,553
4.63%, 05/01/31	215	215,944
4.88%, 05/01/35	265	263,556
5.50%, 05/01/39(b)	160	162,964
5.30%, 05/01/44	385	388,878
4.88%, 05/01/45	530	503,176
5.13%, 05/01/46	830	831,014
5.65%, 05/01/48(b)	225	227,351
5.55%, 05/01/54	180	181,178
Series 1A, 4.25%, 05/01/28	440	437,377
Series 1A, 5.00%, 05/01/38	1,175	1,174,369
Series 1A, 5.10%, 05/01/48	2,545	2,448,792
Series 1B, 4.75%, 05/01/29	950	953,836
Series 1B, 5.30%, 05/01/39	1,090	1,101,514
Series 1B, 5.45%, 05/01/48	1,930	1,934,919
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	985	987,417
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	810,204
5.85%, 05/01/54	600	613,842
LTC Ranch West Residential Community Development District, Refunding SAB
5.38%, 05/01/44	345	348,537
5.65%, 05/01/54	1,250	1,258,890
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	185,090
Security	Par (000)	Value
Florida (continued)
LTC Ranch West Residential Community Development District, SAB (continued)
Series AA2, 6.00%, 05/01/54	$250	$ 249,266
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	605	588,236
5.50%, 05/01/54	905	874,026
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	250	253,921
5.70%, 05/01/44	595	615,193
5.95%, 05/01/54	230	235,840
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	889,926
Normandy Community Development District, SAB, 5.55%, 05/01/54(b)	1,510	1,446,171
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	240	249,035
Series A, 6.00%, 05/01/54	425	435,181
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	760,465
Series A-1, 4.25%, 05/01/51	1,430	1,215,750
Series A-2, 4.20%, 05/01/35	325	309,269
Parrish Lakes Community Development District, SAB
5.00%, 05/01/31	500	506,151
5.50%, 05/01/44	1,000	1,019,872
5.80%, 05/01/54	315	320,461
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	480	486,110
5.88%, 05/01/54	375	384,337
6.05%, 05/01/54	900	933,924
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	449,341
5.25%, 05/01/52	1,650	1,594,221
Sandridge Community Development District, SAB, Series A1, 4.00%, 05/01/51	600	522,147
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,520	2,883,917
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,386,883
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	955	917,545
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	363,190
Somerset Bay Community Development District, SAB(b)
4.85%, 05/01/31	350	352,543
5.63%, 05/01/44	925	917,681
5.90%, 05/01/54	905	920,393
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	415	315,325
Southern Groves Community Development District No. 5, SAB
4.00%, 05/01/30	175	171,414
4.30%, 05/01/40	825	778,054
4.50%, 05/01/46	600	537,558
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	479,805
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Refunding SAB, Series A-2, 4.25%, 05/01/37	$910	$ 848,553
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	135	14
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	683,195
5.50%, 05/01/49	1,690	1,710,198
Two Rivers West Community Development District, SAB(b)
Series 2024, 4.80%, 05/01/31	250	251,398
Series 2024, 5.63%, 05/01/44	750	746,297
Series 2024, 5.88%, 05/01/54	895	913,183
V-Dana Community Development District, SAB, 4.00%, 05/01/40(b)	750	688,286
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,235	3,344,120
5.50%, 05/01/53	2,410	2,469,998
Village Community Development District No. 15, SAB(b)
5.25%, 05/01/54	1,035	1,067,931
4.80%, 05/01/55	2,400	2,409,085
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,802,403
West Villages Improvement District, SAB
4.25%, 05/01/29	400	399,095
4.75%, 05/01/39	885	881,692
5.38%, 05/01/44	495	499,883
5.00%, 05/01/50	1,415	1,387,381
5.63%, 05/01/54	355	357,350
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	660	682,465
		224,856,703
Georgia — 1.2%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	1,720	1,734,446
Series A, 5.50%, 04/01/39	2,640	2,686,142
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	2,805	2,199,270
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	690	701,988
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	864,976
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	2,000	2,114,864
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	5,235	5,340,851
Series A, 5.00%, 07/01/52	2,765	2,872,041
		18,514,578
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	327,271
Idaho Housing & Finance Association, RB(b)
Series A, 6.00%, 07/01/39	370	377,926
Series A, 6.00%, 07/01/49	595	599,526
Series A, 6.00%, 07/01/54	570	573,534
Series A, 6.95%, 06/15/55	1,540	1,638,370
Security	Par (000)	Value
Idaho (continued)
Idaho Housing & Finance Association, RB(b) (continued)
Series C, 5.00%, 12/01/46	$1,000	$ 979,770
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,588
		4,761,985
Illinois — 2.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	4,650	4,561,558
Series D, 5.00%, 12/01/46	6,770	6,693,103
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	655	624,829
Series B, 4.00%, 12/01/41	4,905	4,410,468
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,688,653
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	335,111
6.13%, 02/01/45	600	600,110
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	4,932,722
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	8,920,714
State of Illinois, GO, 5.50%, 05/01/39	2,460	2,657,163
		39,424,431
Indiana — 0.6%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	665	683,265
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	2,325	1,508,344
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	3,075,947
Indiana Finance Authority, Refunding RB, Series A, 5.50%, 09/15/44	1,445	1,535,062
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53	1,850	1,997,342
		8,799,960
Iowa — 0.1%
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	903,813
Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	770	767,731
5.00%, 08/01/56	1,900	1,762,854
		2,530,585
Kentucky(b) — 0.7%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	2,435	2,352,942
Series B, AMT, 4.45%, 01/01/42	2,540	2,510,244
Series B, AMT, 4.70%, 01/01/52	6,000	5,798,954
		10,662,140
Louisiana — 1.0%
Louisiana Public Facilities Authority, RB
Series A, 5.25%, 06/01/51(b)	1,830	1,536,487
Series A, 5.25%, 06/01/60(b)	3,385	2,760,757
Series A, 6.50%, 06/01/62(b)	855	843,631
AMT, 5.50%, 09/01/59	4,910	5,227,828

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB (continued)
Class R2, AMT, 6.50%, 10/01/53(a)(b)	$2,160	$ 2,285,393
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(b)	3,160	3,416,464
		16,070,560
Maine — 1.0%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	5,600	2,021,359
Maine Health & Higher Educational Facilities Authority, RB, Series A, 4.00%, 07/01/50	7,490	6,822,674
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	8,100	7,471,201
		16,315,234
Maryland — 0.9%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	256,582
5.00%, 06/01/51	780	752,695
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	1,500	1,394,040
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	4,142,232
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	8,165	8,417,113
		14,962,662
Massachusetts — 0.2%
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	662,785
Massachusetts Development Finance Agency, Refunding RB(b)
4.13%, 10/01/42	855	804,736
5.00%, 10/01/57	1,900	1,900,317
		3,367,838
Michigan — 0.4%
Advanced Technology Academy, 3.50%, 11/01/24	65	65,000
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	160	157,837
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	281,347
AMT, 5.00%, 12/31/43	2,030	2,061,844
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	4,450	4,435,996
		7,002,024
Minnesota — 0.2%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,790	2,846,678
Missouri — 0.4%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	450	453,838
Series A, 4.38%, 11/15/35	1,020	904,242
Series A, 5.75%, 06/15/54	1,665	1,701,003
Kansas City Industrial Development Authority, RB
Series A-1, 5.00%, 06/01/46(b)	965	947,885
Series A-1, 5.00%, 06/01/54(b)	625	599,517
Series C, 7.50%, 11/15/46	425	374,737
Security	Par (000)	Value
Missouri (continued)
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	$772	$ 520,791
Class D, 2.00%, 11/15/46	345	14,805
Kansas City Land Clearance Redevelopment Authority, TA, Series B, 5.00%, 02/01/40(b)	1,240	1,207,191
		6,724,009
Nebraska — 0.3%
Central Plains Energy Project, 5.00%, (a)	4,545	4,780,524
Nevada — 0.5%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.25%, 12/01/47	440	437,929
5.50%, 12/01/53	250	252,968
City of Las Vegas Nevada Special Improvement District No. 815, SAB, 5.00%, 12/01/49	785	748,585
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	2,790	2,874,142
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	1,490	1,536,870
5.00%, 07/01/45	1,460	1,484,983
		7,335,477
New Hampshire — 1.3%
New Hampshire Business Finance Authority, RB
5.25%, 12/01/35(b)	6,250	6,038,240
5.38%, 12/15/35(b)	6,015	5,872,616
Series A, 4.13%, 08/15/40	1,435	1,283,453
Series A, 4.25%, 08/15/46	1,610	1,369,481
Series A, 4.50%, 08/15/55	3,350	2,795,397
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	2,449	2,396,314
		19,755,501
New Jersey — 0.7%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(h)	170	170,106
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	2,060	2,229,608
Series A, 5.00%, 07/01/37	375	375,437
Series A, 5.25%, 11/01/54(b)	3,955	3,546,545
Series B, 6.50%, 04/01/31	2,010	2,069,187
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,858,389
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	1,030	1,003,696
		11,252,968
New York — 5.2%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(f)(g)	3,750	2,025,000
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	2,255	2,199,083
Series A, 5.13%, 07/01/33	620	638,629
Series A, 6.13%, 07/01/43	1,780	1,897,511
Series A, 6.38%, 07/01/53	3,260	3,401,125
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	$2,165	$ 2,164,777
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	494,070
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,190	3,075,973
Series C-1A, 4.30%, 11/01/47	4,655	4,469,502
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	4,045	3,121,774
Series 1, 2.75%, 02/15/44	5,320	4,078,612
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,300	1,692,301
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51	4,200	3,254,221
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/25	1,000	1,001,054
AMT, 5.00%, 12/01/35	10,000	10,605,058
AMT, 5.63%, 04/01/40	2,215	2,374,398
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	3,998,760
AMT, 4.00%, 04/30/53	2,220	1,888,665
AMT, Sustainability Bonds, 5.50%, 06/30/54	7,750	8,167,251
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	3,665	3,875,768
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	1,140	1,240,036
Suffolk Regional Off-Track Betting Co., RB
5.00%, 12/01/34	1,570	1,585,159
5.75%, 12/01/44	2,600	2,665,252
6.00%, 12/01/53	3,800	3,923,105
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/41(b)	3,300	3,328,106
5.00%, 07/01/46(b)	2,205	2,199,841
Series A, 5.13%, 07/01/55	1,100	851,830
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	625,526
Sub-Series C, 5.13%, 06/01/51	2,000	1,954,744
		82,797,131
North Dakota — 0.2%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,864,135
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,824,494
		3,688,629
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority Refunding RB, 0.00%, 06/01/57(c)	118,185	10,901,421
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,440,167
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	610,241
5.25%, 05/01/40	615	585,262
5.50%, 05/01/50	2,895	2,680,783
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	4,840	4,725,141
Security	Par (000)	Value
Ohio (continued)
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	$3,900	$ 3,850,704
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	3,092,863
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,065	954,685
		28,841,267
Oklahoma — 1.3%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	14,215	14,155,667
Series A-2, 7.25%, 09/01/51(b)	1,920	1,912,077
Series B, 5.50%, 08/15/52	2,415	2,472,220
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,165	1,045,576
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,071,711
		20,657,251
Oregon — 0.9%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	764,509
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	813,104
Series A, 5.25%, 06/15/55	505	456,907
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	11,815	11,928,784
		13,963,304
Pennsylvania — 2.4%
Allegheny Community Broadband Inc RB(b)
7.75%, 09/01/45	530	527,352
8.00%, 09/01/51	625	622,560
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/42	8,785	8,993,569
Series A, 5.25%, 05/01/32	300	313,078
Series A, 5.25%, 05/01/42	300	303,579
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	4,065	3,529,263
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	475	387,942
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	485	504,790
5.38%, 07/01/39	1,125	1,211,531
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	302,163
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,000	1,000,826
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	830	831,237
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,890	3,091,143
AMT, 5.25%, 06/30/53	4,830	4,968,749
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	1,750	1,771,902
Series C, 5.25%, 12/01/37(a)	3,065	3,103,376

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB (continued)
AMT, 5.50%, 11/01/44	$5,390	$ 5,391,890
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	640	632,707
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	542,646
		38,030,303
Puerto Rico — 10.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	38,360	2,457,082
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(c)	2,000	219,331
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,605	3,877,800
Series A-1, Restructured, 5.75%, 07/01/31	3,402	3,740,744
Series A-1, Restructured, 4.00%, 07/01/37	2,855	2,791,557
Series A-1, Restructured, 4.00%, 07/01/41	4,939	4,672,093
Series A-1, Restructured, 4.00%, 07/01/46	2,017	1,860,429
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	5,283	3,576,654
Commonwealth of Puerto Rico, RB(a)(f)(g)
0.00%, 11/01/51	145,383	74,758,105
Series A-1, 0.00%, 11/01/43	1,238	794,173
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	1,011,768
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	1,075	1,022,347
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(b)	7,000	6,657,143
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(f)(g)	250	107,348
Series A, 7.00%, 07/01/33(f)(g)	8,735	3,750,755
Series A, 6.75%, 07/01/36(f)(g)	5,830	2,503,366
Series A, 7.00%, 07/01/40	1,000	429,394
Series A, 5.00%, 07/01/42(f)(g)	1,605	689,177
Series A, 5.05%, 07/01/42(f)(g)	1,080	463,745
Series A, 7.00%, 07/01/43(f)(g)	775	332,780
Series A-1, 10.00%, 07/01/19(f)(g)	230	98,852
Series A-2, 10.00%, 07/01/19(f)(g)	1,161	498,710
Series A-3, 10.00%, 07/01/19(f)(g)	748	321,044
Series B-3, 10.00%, 07/01/19(f)(g)	748	321,044
Series C-1, 5.40%, 01/01/18(f)(g)	2,054	882,051
Series C-2, 5.40%, 07/01/18(f)(g)	2,055	882,193
Series C-3, 5.40%, 01/01/20(f)(g)	208	89,175
Series C-4, 5.40%, 07/01/20(f)(g)	208	89,175
Series CCC, 5.00%, 07/01/22	715	307,017
Series CCC, 5.00%, 07/01/25	620	266,224
Series CCC, 5.25%, 07/01/26(f)(g)	590	253,342
Series CCC, 5.25%, 07/01/28(f)(g)	1,945	835,171
Series D-1, 7.50%, 01/01/20(f)(g)	2,332	1,001,445
Series D-2, 7.50%, 01/01/20(f)(g)	4,430	1,902,186
Series D-4, 7.50%, 07/01/20(f)(g)	709	304,550
Series TT, 5.00%, 07/01/18(f)(g)	900	386,454
Series TT, 5.00%, 07/01/25(f)(g)	3,270	1,404,118
Series TT, 5.00%, 07/01/26(f)(g)	455	195,374
Series WW, 5.50%, 07/01/17(f)(g)	475	203,962
Series WW, 5.50%, 07/01/18(f)(g)	415	178,198
Series WW, 5.50%, 07/01/19(f)(g)	335	143,847
Series WW, 5.38%, 07/01/22(f)(g)	4,500	1,932,272
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.38%, 07/01/24(f)(g)	$815	$ 349,956
Series WW, 5.25%, 07/01/25	1,940	833,024
Series WW, 5.25%, 07/01/33(f)(g)	315	135,259
Series WW, 5.50%, 07/01/38(f)(g)	415	178,198
Series XX, 5.25%, 07/01/17(f)(g)	230	98,761
Series XX, 5.25%, 07/01/35(f)(g)	705	302,723
Series XX, 5.75%, 07/01/36(f)(g)	2,870	1,232,360
Series XX, 5.25%, 07/01/40(f)(g)	8,385	3,600,467
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	765	328,486
Series AAA, 5.25%, 07/01/25	3,560	1,528,642
Series AAA, 5.25%, 07/01/28(f)(g)	3,655	1,569,435
Series AAA, 5.25%, 07/01/29(f)(g)	190	81,585
Series UU, 0.00%, 07/01/17(a)(f)(g)	2,660	1,142,188
Series UU, 0.00%, 07/01/18(a)(f)(g)	125	53,674
Series UU, 0.00%, 07/01/20(a)(f)(g)	1,135	487,362
Series UU, 3.95%, 07/01/31(a)(f)(g)	1,345	577,535
Series ZZ, 5.25%, 07/01/19(f)(g)	1,050	450,864
Series ZZ, 5.25%, 07/01/23(f)(g)	370	158,876
Series ZZ, 5.25%, 07/01/24(f)(g)	5,050	2,168,439
Series ZZ, 5.25%, 07/01/25(f)(g)	265	113,789
Series ZZ, 5.00%, 07/01/28(f)(g)	345	148,141
Series ZZ, 5.00%, 12/29/49(f)(g)	330	141,700
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	796,254
Series A-2, AMT, 6.50%, 01/01/42	445	518,778
Series A-2, AMT, 6.75%, 01/01/45	680	796,517
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	7,000	7,008,433
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,510,253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,810,752
Series A-1, Restructured, 0.00%, 07/01/51	18,000	4,312,648
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,626,889
		163,274,183
South Carolina — 0.6%
City of Hardeeville South Carolina, SAB(b)
3.00%, 05/01/27	135	129,543
3.50%, 05/01/32	235	210,395
3.88%, 05/01/41	450	367,395
4.00%, 05/01/52	375	275,608
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,281,246
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,935	1,870,502
Series A, 5.50%, 11/01/54	3,945	4,336,398
		9,471,087
Tennessee — 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,348,358
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	3,445	2,926,638
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	$4,000	$ 1,584,649
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	508,626
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	7,435	8,026,903
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	6,360	6,751,416
		21,146,590
Texas — 7.4%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	1,624,465
Arlington Higher Education Finance Corp., RB(b)
5.63%, 08/15/54	6,260	5,334,146
7.50%, 04/01/62	1,970	2,007,318
7.88%, 11/01/62	1,670	1,747,374
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	3,000	2,709,135
0.00%, 01/01/29	500	434,997
0.00%, 01/01/30	1,330	1,112,246
0.00%, 01/01/31	4,000	3,209,533
City of Anna Texas, SAB(b)
4.88%, 09/15/31	202	202,506
5.50%, 09/15/44	769	768,351
5.75%, 09/15/54	195	195,558
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	156	154,405
6.13%, 09/15/44	450	434,123
6.50%, 09/15/54	767	748,570
City of Crandall Texas, SAB(b)
4.75%, 09/15/31	100	100,343
4.25%, 09/15/41	770	702,608
5.00%, 09/15/41	500	495,894
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	290	296,324
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	6,685	6,857,384
Series A, AMT, 6.63%, 07/15/38	1,110	1,111,832
Series A, AMT, 4.00%, 07/01/41	3,600	3,331,362
Series B-1, AMT, 5.00%, 07/15/35	5,000	5,015,874
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	626,913
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	6,600	6,603,415
Series C, AMT, 5.00%, 07/15/27	5,525	5,636,550
City of Marble Falls Texas, SAB(b)
4.63%, 09/01/31	100	96,859
4.88%, 09/01/41	295	264,439
6.38%, 09/01/44	180	174,663
5.13%, 09/01/51	500	478,715
6.63%, 09/01/54	1,140	1,094,863
City of Oak Point Texas, SAB(b)
4.25%, 09/01/31	150	148,748
4.38%, 09/01/31	150	148,719
4.25%, 09/15/31	300	294,540
5.00%, 09/01/44	350	340,768
5.13%, 09/01/44	425	414,986
5.10%, 09/15/44	500	479,366
5.25%, 09/01/54	575	555,797
5.38%, 09/01/54	642	622,965
5.25%, 09/15/54	230	216,908
Security	Par (000)	Value
Texas (continued)
City of Oak Point Texas, SAB(b) (continued)
5.63%, 09/15/54	$1,000	$ 968,342
City of San Marcos Texas, SAB(b)
3.75%, 09/01/27	156	154,177
4.00%, 09/01/32	237	228,793
4.25%, 09/01/42	750	673,820
4.50%, 09/01/51	520	447,962
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	200	194,544
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	1,380	1,380,184
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	510,114
Series A, 5.00%, 01/01/43	520	520,039
Series A, 5.13%, 01/01/48	1,535	1,535,005
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,385,951
4.75%, 02/01/45	2,500	2,254,230
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,146,326
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 01/01/55	700	571,260
Series A, 5.00%, 07/01/57	3,000	2,171,274
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	4,804,724
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	4,982,356
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	376,758
Series A, 5.75%, 08/15/45	735	741,318
Port of Beaumont Navigation District, ARB(b)
Series A, AMT, 5.00%, 01/01/39	21,345	21,686,015
Series A, AMT, 5.13%, 01/01/44	4,535	4,587,386
Port of Beaumont Navigation District, RB, AMT, 2.88%, 01/01/41(b)	2,050	1,603,398
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	3,580	3,274,597
Series A, AMT, 4.00%, 01/01/50	1,155	973,633
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	569,174
Series A, 5.00%, 10/01/51	885	721,066
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,587,062
		116,843,070
Utah — 1.4%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	1,475	1,502,914
County of Utah, RB, Series A, 3.00%, 05/15/50	940	726,367
MIDA Mountain Veterans Program Public Infrastructure District TA, 5.00%, 06/01/44(b)	1,000	987,917
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	3,850	3,804,700
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320	1,144,938
Utah Housing Corp., RB, S/F Housing
Series A, (GNMA), 4.50%, 01/21/49	1,103	1,049,185
Series B, (GNMA), 4.50%, 02/21/49	1,790	1,699,199
Series C, (GNMA), 4.50%, 03/21/49	956	906,601
Series D, (GNMA), 4.50%, 04/21/49	2,008	1,905,766
Series E, (GNMA), 4.50%, 05/21/49	1,299	1,233,732

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Utah Housing Corp., RB, S/F Housing (continued)
Series F-G2, (GNMA), 4.50%, 06/21/49	$2,259	$ 2,167,155
Series G-G2, (GNMA), 4.50%, 07/21/49	1,341	1,273,245
Series H, (GNMA), 4.50%, 08/21/49	1,160	1,100,865
Series I, (GNMA), 4.50%, 11/21/48	640	607,507
Series J, (GNMA), 4.50%, 12/21/48	888	844,215
Utah Infrastructure Agency, RB
5.50%, 10/15/44	460	501,504
5.50%, 10/15/48	435	469,071
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	485	494,538
		22,419,419
Vermont(b) — 0.7%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,562,124
Series A, 4.50%, 12/01/44	3,695	3,067,405
Series A, 6.88%, 12/01/46	3,630	3,863,803
Series A, 4.50%, 12/01/50	3,000	2,334,782
		11,828,114
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	1,154	1,022,246
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	2,770	2,035,941
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,563,035
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	1,475	1,611,607
Series C3, 5.25%, 12/01/27	990	990,801
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	460	461,240
5.00%, 03/01/45	475	460,093
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/49	1,250	1,158,531
Series B, 4.00%, 01/01/25	65	64,945
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	2,052,099
Series B3, 5.38%, 09/01/29	1,085	1,113,084
		12,533,622
Washington — 0.9%
Washington Economic Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(b)	3,470	3,516,329
Washington State Housing Finance Commission, RB
6.00%, 07/01/59	300	299,850
Series A, 5.00%, 07/01/50(b)	1,240	1,179,363
Series A, 5.75%, 01/01/53(b)	720	695,773
Series A, 5.88%, 01/01/59(b)	585	567,739
Series B2, 3.95%, 07/01/29(b)	2,830	2,719,557
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/26(b)	900	902,861
5.75%, 01/01/35(b)	355	355,338
5.00%, 01/01/43(b)	2,000	1,879,138
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB (continued)
6.00%, 01/01/45(b)	$940	$ 940,694
Series A, 5.00%, 07/01/43	920	961,790
Series A, 5.00%, 07/01/48	620	637,386
		14,655,818
Wisconsin — 6.8%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	454,837
AMT, 4.25%, 07/01/54	3,690	3,050,089
Public Finance Authority, RB
6.25%, 10/01/31(b)(f)(g)	910	77,350
5.50%, 12/15/32(b)	6,785	6,602,898
5.75%, 12/15/33(b)	12,185	11,887,658
5.00%, 06/15/41(b)	925	922,492
5.00%, 12/15/44(b)	410	410,505
7.00%, 10/01/47(b)(f)(g)	910	77,350
5.63%, 06/15/49(b)	5,925	5,301,363
5.00%, 06/15/53	645	645,906
5.00%, 12/15/54(b)	1,190	1,170,353
5.00%, 06/15/55(b)	2,405	2,267,553
5.00%, 01/01/56(b)	3,790	3,235,738
Series A, 12.00%, 05/16/29(b)	1,895	1,921,583
Series A, 4.25%, 06/15/31(b)	170	159,316
Series A, 5.00%, 06/01/40(b)	750	691,732
Series A, 5.00%, 06/15/41(b)	510	467,805
Series A, 7.75%, 07/01/43(b)	9,100	9,365,118
Series A, 6.85%, 11/01/46(b)(f)(g)	1,325	640,969
Series A, 7.00%, 11/01/46(b)(f)(g)	805	389,419
Series A, 5.38%, 07/15/47(b)	1,595	1,605,157
Series A, 5.00%, 06/01/49(b)	1,340	1,152,920
Series A, 5.63%, 06/15/49(b)	7,850	7,522,985
Series A, 5.00%, 06/15/51(b)	1,060	906,454
Series A, 5.25%, 12/01/51(b)	5,280	3,557,241
Series A, 5.00%, 06/15/55(b)	11,540	9,495,379
Series A, 4.75%, 06/15/56(b)	2,395	1,768,158
Series A, 7.50%, 07/01/59(b)	7,880	8,712,726
Series A-1, 4.50%, 01/01/35(b)	845	832,229
Series A-4, 5.50%, 11/15/32(b)	6,435	6,265,164
Series B, 0.00%, 01/01/35(b)(c)	1,050	566,266
Series B, 0.00%, 01/01/60(b)(c)	31,635	2,505,042
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,469,553
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,862,878
Public Finance Authority, Refunding RB(b)
5.00%, 05/15/32	980	984,804
5.00%, 03/01/52	1,300	1,141,856
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	1,375	1,470,557
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	2,172,844
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	738,832
		107,471,079
Total Municipal Bonds — 90.6% (Cost: $1,480,496,517)		1,435,665,975
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New York — 0.8%
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	$12,000	$ 12,304,829
Pennsylvania — 0.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	13,031,028
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.6% (Cost: $24,693,457)		25,335,857
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	3,645	3,632,853
Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost: $3,645,000)		3,632,853
Total Long-Term Investments — 92.4% (Cost: $1,508,834,974)		1,464,634,685

	Shares
Short-Term Securities
	Money Market Funds — 6.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	105,242,745	105,253,269
	Total Short-Term Securities — 6.6% (Cost: $105,246,197)	105,253,269
	Total Investments — 99.0% (Cost: $1,614,081,171)	1,569,887,954
	Other Assets Less Liabilities — 2.0%	31,668,963
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%	(16,443,759)
	Net Assets — 100.0%	$ 1,585,113,158

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 95,556,313	$ 9,696,957 (a)	$ —	$ —	$ (1)	$ 105,253,269	105,242,745	$ 881,003	$ —

(a)	Represents net amount purchased (sold).

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock High Yield Municipal Fund

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,121,406)	$ —	$ (2,121,406)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 151,128	$ —	$ 151,128
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,435,665,975	$ —	$ 1,435,665,975
Municipal Bonds Transferred to Tender Option Bond Trusts	—	25,335,857	—	25,335,857
Non-Agency Mortgage-Backed Securities	—	3,632,853	—	3,632,853
Short-Term Securities
Money Market Funds	105,253,269	—	—	105,253,269
Unfunded Commitments(a)	—	—	7,147,716	7,147,716
	$105,253,269	$1,464,634,685	$7,147,716	$1,577,035,670

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $16,330,000 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
October 31, 2024

BlackRock High Yield Municipal Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,464,634,685
Investments, at value — affiliated(b)	105,253,269
Receivables:
Investments sold	7,577,835
Capital shares sold	1,881,375
Dividends — affiliated	210,603
Interest — unaffiliated	24,991,982
Unrealized appreciation on unfunded commitments	7,147,716
Prepaid expenses	771,281
Total assets	1,612,468,746
ACCRUED LIABILITIES
Payables:
Investments purchased	4,285,393
Accounting services fees	61,467
Capital shares redeemed	4,414,965
Custodian fees	6,585
Income dividend distributions	1,030,476
Interest expense and fees	113,759
Investment advisory fees	591,881
Other accrued expenses	31,445
Professional fees	68,162
Proxy fees	120,227
Service and distribution fees	115,228
Transfer agent fees	186,000
Total accrued liabilities	11,025,588
OTHER LIABILITIES
TOB Trust Certificates	16,330,000
Total liabilities	27,355,588
Commitments and contingent liabilities
NET ASSETS	$ 1,585,113,158
NET ASSETS CONSIST OF
Paid-in capital	$ 1,763,702,154
Accumulated loss	(178,588,996)
NET ASSETS	$ 1,585,113,158
(a) Investments, at cost—unaffiliated	$1,508,834,974
(b) Investments, at cost—affiliated	$105,246,197

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
October 31, 2024

BlackRock High Yield Municipal Fund
NET ASSET VALUE
Institutional
Net assets	$ 835,438,614
Shares outstanding	91,709,775
Net asset value	$ 9.11
Shares authorized	350 Million
Par value	$0.10
Investor A
Net assets	$ 471,601,615
Shares outstanding	51,904,235
Net asset value	$ 9.09
Shares authorized	100 Million
Par value	$0.10
Investor C
Net assets	$ 18,364,498
Shares outstanding	2,015,569
Net asset value	$ 9.11
Shares authorized	100 Million
Par value	$0.10
Class K
Net assets	$ 259,708,431
Shares outstanding	28,516,956
Net asset value	$ 9.11
Shares authorized	2 Billion
Par value	$0.10
See notes to financial statements.
Statement of Assets and Liabilities

Statements of Operations
Year Ended October 31, 2024

	BlackRock High Yield Municipal Fund
	Period from 07/01/24	Year Ended
	to 10/31/24	06/30/24
INVESTMENT INCOME
Dividends — affiliated	$881,003	$3,044,836
Interest — unaffiliated	28,084,475	76,163,869
Total investment income	28,965,478	79,208,705
EXPENSES
Investment advisory	2,553,518	7,252,421
Service and distribution — class specific	472,365	1,414,990
Transfer agent — class specific	306,467	846,998
Proxy	120,227	50,376
Professional	87,767	156,357
Accounting services	64,199	183,263
Registration	42,613	184,728
Printing and postage	18,763	33,619
Custodian	6,919	17,632
Directors and Officer	6,175	10,198
Miscellaneous	13,714	18,373
Total expenses excluding interest expense and fees	3,692,727	10,168,955
Interest expense and fees — unaffiliated(a)	209,452	401,965
Total expenses	3,902,179	10,570,920
Less:
Fees waived and/or reimbursed by the Manager	(71,557)	(156,740)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(73,355)	(182,588)
Total expenses after fees waived and/or reimbursed	3,757,267	10,231,592
Net investment income	25,208,211	68,977,113
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,699,167)	(43,133,168)
Investments — affiliated	—	14,418
Futures contracts	(2,121,406)	(312,808)
Payment by affiliate	—	5,419
	(5,820,573)	(43,426,139)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,057,661)	104,449,804
Investments — affiliated	(1)	(2,136)
Futures contracts	151,128	(151,128)
Unfunded commitments	(5,046,237)	12,193,953
	(5,952,771)	116,490,493
Net realized and unrealized gain (loss)	(11,773,344)	73,064,354
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,434,867	$142,041,467
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock High Yield Municipal Fund
	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,208,211	$68,977,113	$74,792,141
Net realized loss	(5,820,573)	(43,426,139)	(86,573,767)
Net change in unrealized appreciation (depreciation)	(5,952,771)	116,490,493	17,596,287
Net increase in net assets resulting from operations	13,434,867	142,041,467	5,814,661
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,856,911)	(33,368,841)	(36,868,182)
Investor A	(6,401,585)	(19,294,527)	(21,355,817)
Investor C	(204,984)	(697,229)	(879,081)
Class K	(4,381,421)	(12,651,484)	(14,355,376)
Decrease in net assets resulting from distributions to shareholders	(22,844,901)	(66,012,081)	(73,458,456)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(50,377,891)	(162,867,748)	(124,474,537)
NET ASSETS
Total decrease in net assets	(59,787,925)	(86,838,362)	(192,118,332)
Beginning of period	1,644,901,083	1,731,739,445	1,923,857,777
End of period	$1,585,113,158	$1,644,901,083	$1,731,739,445

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund
	Institutional
	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.16	$8.72	$9.00	$10.69	$9.54	$9.89
Net investment income(a)	0.14	0.39	0.36	0.32	0.35	0.36
Net realized and unrealized gain (loss)	(0.06)	0.42	(0.28)	(1.66)	1.15	(0.35)
Net increase (decrease) from investment operations	0.08	0.81	0.08	(1.34)	1.50	0.01
Distributions(b)
From net investment income	(0.13)	(0.37)	(0.36)	(0.32)	(0.35)	(0.36)
From net realized gain	—	—	—	(0.03)	—	—
Total distributions	(0.13)	(0.37)	(0.36)	(0.35)	(0.35)	(0.36)
Net asset value, end of period	$9.11	$9.16	$8.72	$9.00	$10.69	$9.54
Total Return(c)
Based on net asset value	0.86%(d)	9.64%(e)	0.90%(e)	(12.84)%	16.00%	0.10%
Ratios to Average Net Assets(f)
Total expenses	0.61%(g)(h)	0.60%	0.71%	0.61%	0.61%	0.66%
Total expenses after fees waived and/or reimbursed	0.58%(g)(h)	0.57%	0.65%	0.59%	0.58%	0.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.54%(g)(h)	0.54%	0.54%	0.54%	0.54%	0.53%
Net investment income	4.60%(h)	4.45%	4.12%	3.17%	3.44%	3.71%
Supplemental Data
Net assets, end of period (000)	$835,439	$840,630	$887,272	$884,648	$1,190,526	$757,746
Borrowings outstanding, end of period (000)	$16,330	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	15%	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Audit, printing and postage and proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 0.63%, 0.60% and 0.56%, respectively.

(h)	Annualized.
(i)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)
	Investor A
	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.14	$8.70	$8.98	$10.67	$9.52	$9.87
Net investment income(a)	0.14	0.37	0.34	0.30	0.32	0.34
Net realized and unrealized gain (loss)	(0.07)	0.42	(0.29)	(1.66)	1.15	(0.35)
Net increase (decrease) from investment operations	0.07	0.79	0.05	(1.36)	1.47	(0.01)
Distributions(b)
From net investment income	(0.12)	(0.35)	(0.33)	(0.30)	(0.32)	(0.34)
From net realized gain	—	—	—	(0.03)	—	—
Total distributions	(0.12)	(0.35)	(0.33)	(0.33)	(0.32)	(0.34)
Net asset value, end of period	$9.09	$9.14	$8.70	$8.98	$10.67	$9.52
Total Return(c)
Based on net asset value	0.78%(d)	9.38%(e)	0.64%(e)	(13.09)%	15.73%	(0.16)%
Ratios to Average Net Assets(f)
Total expenses	0.84%(g)(h)	0.83%	0.94%	0.84%	0.85%	0.92%
Total expenses after fees waived and/or reimbursed	0.83%(g)(h)	0.82%	0.90%	0.83%	0.83%	0.89%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.79%(g)(h)	0.79%	0.79%	0.78%	0.78%	0.78%
Net investment income	4.35%(g)	4.21%	3.88%	2.96%	3.20%	3.46%
Supplemental Data
Net assets, end of period (000)	$471,602	$482,172	$513,184	$616,248	$634,326	$422,270
Borrowings outstanding, end of period (000)	$16,330	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	15%	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit, printing and postage and proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 0.86%, 0.85% and 0.81%, respectively.

(i)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)
	Investor C
	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.17	$8.72	$9.01	$10.70	$9.55	$9.89
Net investment income(a)	0.11	0.30	0.28	0.22	0.25	0.26
Net realized and unrealized gain (loss)	(0.07)	0.44	(0.30)	(1.66)	1.15	(0.34)
Net increase (decrease) from investment operations	0.04	0.74	(0.02)	(1.44)	1.40	(0.08)
Distributions(b)
From net investment income	(0.10)	(0.29)	(0.27)	(0.22)	(0.25)	(0.26)
From net realized gain	—	—	—	(0.03)	—	—
Total distributions	(0.10)	(0.29)	(0.27)	(0.25)	(0.25)	(0.26)
Net asset value, end of period	$9.11	$9.17	$8.72	$9.01	$10.70	$9.55
Total Return(c)
Based on net asset value	0.42%(d)	8.67%(e)	(0.22)%	(13.70)%	14.83%	(0.80)%
Ratios to Average Net Assets(f)
Total expenses	1.62%(g)(h)	1.61%	1.73%	1.62%	1.63%	1.69%
Total expenses after fees waived and/or reimbursed	1.58%(g)(h)	1.57%	1.65%	1.59%	1.59%	1.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	1.54%(g)(h)	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	3.60%(g)	3.46%	3.12%	2.18%	2.49%	2.70%
Supplemental Data
Net assets, end of period (000)	$18,364	$19,140	$25,562	$33,626	$44,050	$58,114
Borrowings outstanding, end of period (000)	$16,330	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	15%	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit, printing and postage and proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 1.65%, 1.60% and 1.56%, respectively.

(i)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)
	Class K
	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.16	$8.72	$9.00	$10.69	$9.54	$9.89
Net investment income(a)	0.15	0.39	0.37	0.33	0.35	0.36
Net realized and unrealized gain (loss)	(0.07)	0.43	(0.29)	(1.66)	1.15	(0.34)
Net increase (decrease) from investment operations	0.08	0.82	0.08	(1.33)	1.50	0.02
Distributions(b)
From net investment income	(0.13)	(0.38)	(0.36)	(0.33)	(0.35)	(0.37)
From net realized gain	—	—	—	(0.03)	—	—
Total distributions	(0.13)	(0.38)	(0.36)	(0.36)	(0.35)	(0.37)
Net asset value, end of period	$9.11	$9.16	$8.72	$9.00	$10.69	$9.54
Total Return(c)
Based on net asset value	0.88%(d)	9.70%(e)	0.95%(e)	(12.80)%	16.05%	0.14%
Ratios to Average Net Assets(f)
Total expenses	0.54%(g)(h)	0.54%	0.65%	0.55%	0.57%	0.64%
Total expenses after fees waived and/or reimbursed	0.53%(g)(h)	0.52%	0.60%	0.54%	0.54%	0.60%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.49%(g)(h)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.65%(g)	4.48%	4.15%	3.33%	3.47%	3.77%
Supplemental Data
Net assets, end of period (000)	$259,708	$302,959	$305,721	$389,335	$166,379	$83,809
Borrowings outstanding, end of period (000)	$16,330	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	15%	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit, printing and postage and proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 0.57%, 0.55% and 0.51%, respectively.

(i)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Municipal Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Corporation is organized as a Maryland corporation.  BlackRock High Yield Municipal Fund (the “Fund”) is a series of the Corporation.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On September 13, 2024, the Board of Directors of the Corporation (the “Board”) approved the reorganization of the Fund into a newly created ETF, iShares High Yield Muni Active ETF. The newly created ETF will have an identical investment objective and fundamental investment policies and substantially similar investment strategies to those of the Fund. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Fund’s Board, the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statement of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate
Notes to Financial Statements

Notes to Financial Statements  (continued)

under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.  As of period end, the Fund had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
High Yield Municipal	Puerto Rico Electric Power Authority, Series B-1	$12,137,235	$ 12,137,235	$12,887,083	$ 749,848
	Puerto Rico Electric Power Authority, Series B-2	58,752,854	58,752,854	65,150,722	6,397,868
					$ 7,147,716
Municipal Bonds Transferred to TOB Trusts: The Fund leverages its assets through the use of “TOB Trust” transactions. The fund transfers municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating fund that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The fund may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which the fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of the fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Fund) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While the fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of the fund to borrow money for purposes of making investments. The Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to the Fund. The Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in the Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statement of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of the Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statement of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense and fees in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statement of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, the Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statement of Operations.  Amounts recorded within interest expense and fees in the Statement of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BlackRock High Yield Municipal Fund	$ 183,266	$ 17,584	$ 8,602	$ 209,452
For the period ended October 31, 2024, the following table is a summary of the Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BlackRock High Yield Municipal Fund	$ 25,335,857	$ 16,330,000	3.27%	$ 16,330,000	3.81%

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Fund, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Fund, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedule of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If the Fund invests in a TOB Trust on a recourse basis, the Fund enters into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the
Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation
Shortfall”). As a result, if the Fund invests in a recourse TOB Trust, the Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB
Trust, these losses will be shared ratably, including the maximum potential amounts owed by the Fund at October 31, 2024, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedule of Investments including the maximum potential amounts owed by the Fund at October 31, 2024.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Notes to Financial Statements

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40
Service and Distribution Fees:  The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
	BlackRock High Yield Municipal Fund
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the periods shown, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Service and distribution — class specific
Fund Name/Share Class	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund
Investor A	$ 407,793	$ 1,201,561
Investor C	64,572	213,429
	472,365	1,414,990
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the period ended October 31, 2024 and year ended June 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the periods shown, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
	Amounts Reimbursed
Fund Name/Share Class	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund
Institutional	$ 460	$ 1,525
Investor A	1,043	2,604
Investor C	182	556
Class K	191	486
	$ 1,876	$ 5,171

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For the periods shown, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Transfer agent fees — class specific
Fund Name/Share Class	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund
Institutional	$ 208,722	$ 564,336
Investor A	85,945	241,283
Investor C	5,527	18,060
Class K	6,273	23,319
	$ 306,467	$ 846,998
Other Fees:  For the periods shown, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares as follows:
Amounts Earned
Fund Name/Share Class	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund
Investor A	$ 2,370	$ 5,781
For the periods shown, affiliates received CDSCs as follows:
CDSC
Fund Name/Share Class	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund
Investor A	$ 15,063	$ 55,140
Investor C	21	964
	$ 15,084	$ 56,104
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The amounts waived were as follows:
Amounts Waived
Fund Name	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund	$ 26,964	$ 90,796
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.  For the period ended October 31, 2024 and year ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.54%
Investor A	0.79
Investor C	1.54
Class K	0.49
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund. For the periods shown, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
Amounts Waived
Fund Name	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund	$ 44,593	$ 65,944
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the periods shown, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name/Share Class	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24
BlackRock High Yield Municipal Fund
Institutional	$ 62,739	$ 150,246
Investor A	3,598	2,909
Investor C	2,233	6,865
Class K	4,785	22,568
	$ 73,355	$ 182,588
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: During the year ended June 30, 2024, the Fund received a reimbursement of $5,419 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7.
 PURCHASES AND SALES
For the period ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
BlackRock High Yield Municipal Fund	$ 230,324,689	$ 285,051,531
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
BlackRock High Yield Municipal Fund	$ (120,227)	$ 120,227
The tax character of distributions paid was as follows:
Fund Name	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23
BlackRock High Yield Municipal Fund
Tax-exempt income	$ 22,179,593	$ 65,169,658	$ 72,388,731
Ordinary income	665,308	842,423	1,069,725
	$ 22,844,901	$ 66,012,081	$ 73,458,456
As of October 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
BlackRock High Yield Municipal Fund	$ 2,561,124	$ 797,871	$ (144,913,897)	$ (37,034,094)	$ (178,588,996)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums on fixed income securities, treatment of residual interests in tender option bond trusts and the accrual of income on securities in default.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock High Yield Municipal Fund	$ 1,597,739,764	$ 58,290,488	$ (95,324,582)	$ (37,034,094)
9.
BANK BORROWINGS
The Corporation, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the period ended October 31, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.  The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
Notes to Financial Statements

Notes to Financial Statements  (continued)

As short-term interest rates rise, the Fund’s investments in the TOB Trusts may adversely affect the Fund’s net investment income and dividends to Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Fund’s NAV per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Fund, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Period from 07/01/24 to 10/31/24		Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts
BlackRock High Yield Municipal Fund
Institutional
Shares sold	8,234,474	$ 76,252,592	52,999,321	$ 456,840,905	111,362,980	$ 984,955,258
Shares issued in reinvestment of distributions	950,861	8,768,769	2,822,206	24,593,039	3,144,469	27,603,202
Shares redeemed	(9,214,193)	(85,040,661)	(65,826,941)	(566,713,215)	(111,018,776)	(975,425,098)
	(28,858)	$ (19,300)	(10,005,414)	$ (85,279,271)	3,488,673	$ 37,133,362
Investor A
Shares sold and automatic conversion of shares	4,328,521	$ 39,929,424	14,852,833	$ 128,866,023	21,894,654	$ 194,013,727
Shares issued in reinvestment of distributions	655,297	6,027,111	2,094,046	18,173,947	2,224,395	19,470,725
Shares redeemed	(5,836,166)	(53,845,044)	(23,187,941)	(200,250,725)	(33,735,457)	(296,812,715)
	(852,348)	$ (7,888,509)	(6,241,062)	$ (53,210,755)	(9,616,408)	$ (83,328,263)
Investor C
Shares sold	133,000	$ 1,233,469	189,255	$ 1,647,040	514,995	$ 4,534,226
Shares issued in reinvestment of distributions	22,023	203,123	79,600	691,363	98,158	861,513
Shares redeemed and automatic conversion of shares	(227,848)	(2,106,062)	(1,110,932)	(9,625,094)	(1,416,304)	(12,526,652)
	(72,825)	$ (669,470)	(842,077)	$ (7,286,691)	(803,151)	$ (7,130,913)
Class K
Shares sold	6,081,306	$ 56,232,513	14,530,613	$ 126,963,043	27,438,350	$ 240,471,769
Shares issued in reinvestment of distributions	452,070	4,167,296	1,412,037	12,289,280	1,553,326	13,630,994
Shares redeemed	(11,089,949)	(102,200,421)	(17,936,984)	(156,343,354)	(37,176,904)	(325,251,486)
	(4,556,573)	$ (41,800,612)	(1,994,334)	$ (17,091,031)	(8,185,228)	$ (71,148,723)
	(5,510,604)	$ (50,377,891)	(19,082,887)	$ (162,867,748)	(15,116,114)	$ (124,474,537)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock High Yield Municipal Fund and the Board of Trustees of BlackRock Municipal Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock High Yield Municipal Fund of BlackRock Municipal Bond Fund, Inc (the “Fund”), including the schedule of investments, as of October 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
BlackRock High Yield Municipal Fund	For the period from July 1, 2024, through October 31, 2024, and for the year ended June 30, 2024.	For the period from July 1, 2024, through October 31, 2024, and for each of the two years in the period ended June 30, 2024.	For the period from July 1, 2024, through October 31, 2024, and for each of the five years in the period ended June 30, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as tax-exempt interest dividends for the fiscal year ended October 31, 2024:
Fund Name	Exempt-Interest Dividends
BlackRock High Yield Municipal Fund	$ 23,300,792
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
Fund Name	Interest Dividends
BlackRock High Yield Municipal Fund	$ 202,644
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
Fund Name	Interest- Related Dividends
BlackRock High Yield Municipal Fund	$ 202,644
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.
Dividend Policy
The Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). The Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, the Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Fund’s current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Municipal Bond Fund, Inc. (the “Company”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Company, on behalf of BlackRock High Yield Municipal Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of  the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: December 20, 2024

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